Allowance for Probable Loan Losses (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for probable loan losses
Balance at the beginning of the period	$ 58,193,000	$ 84,192,000
Losses charged to allowance	(14,455,000)	(58,346,000)
Recoveries credited to allowance	3,455,000	4,388,000
Net losses charged to allowance	(11,000,000)	(53,958,000)
Provision (credit) charged to operations	22,968,000	27,959,000	17,318,000
Balance at the end of the period	70,161,000	58,193,000	84,192,000
Commercial
Allowance for probable loan losses
Balance at the beginning of the period	11,632,000	26,617,000
Losses charged to allowance	(11,737,000)	(34,721,000)
Recoveries credited to allowance	2,690,000	3,547,000
Net losses charged to allowance	(9,047,000)	(31,174,000)
Provision (credit) charged to operations	19,848,000	16,189,000
Balance at the end of the period	22,433,000	11,632,000
Risks related to family development loans
Increase in allowance for probable loan losses due to the addition of a specific reserve	12,000,000
Commercial real estate: other construction and land development
Allowance for probable loan losses
Balance at the beginning of the period	12,720,000	19,940,000
Losses charged to allowance	(278,000)	(7,617,000)
Recoveries credited to allowance	87,000	229,000
Net losses charged to allowance	(191,000)	(7,388,000)
Provision (credit) charged to operations	12,000	168,000
Balance at the end of the period	12,541,000	12,720,000
Risks related to family development loans
Minimum number of family development loans	1
Maximum number of family development loans	4
Commercial real estate: farmland and commercial
Allowance for probable loan losses
Balance at the beginning of the period	21,880,000	24,227,000
Losses charged to allowance	(600,000)	(13,724,000)
Recoveries credited to allowance	152,000	220,000
Net losses charged to allowance	(448,000)	(13,504,000)
Provision (credit) charged to operations	3,035,000	11,157,000
Balance at the end of the period	24,467,000	21,880,000
Commercial real estate: multifamily
Allowance for probable loan losses
Balance at the beginning of the period	694,000	1,003,000
Losses charged to allowance	(5,000)
Net losses charged to allowance	(5,000)
Provision (credit) charged to operations	87,000	(309,000)
Balance at the end of the period	776,000	694,000
Residential: first lien
Allowance for probable loan losses
Balance at the beginning of the period	4,390,000	4,562,000
Losses charged to allowance	(632,000)	(227,000)
Recoveries credited to allowance	61,000	13,000
Net losses charged to allowance	(571,000)	(214,000)
Provision (credit) charged to operations	(7,000)	42,000
Balance at the end of the period	3,812,000	4,390,000
Residential: junior lien
Allowance for probable loan losses
Balance at the beginning of the period	4,448,000	4,760,000
Losses charged to allowance	(620,000)	(1,190,000)
Recoveries credited to allowance	298,000	195,000
Net losses charged to allowance	(322,000)	(995,000)
Provision (credit) charged to operations	123,000	683,000
Balance at the end of the period	4,249,000	4,448,000
Consumer
Allowance for probable loan losses
Balance at the beginning of the period	1,289,000	1,724,000
Losses charged to allowance	(561,000)	(756,000)
Recoveries credited to allowance	162,000	184,000
Net losses charged to allowance	(399,000)	(572,000)
Provision (credit) charged to operations	(140,000)	137,000
Balance at the end of the period	750,000	1,289,000
Foreign
Allowance for probable loan losses
Balance at the beginning of the period	1,140,000	1,359,000
Losses charged to allowance	(22,000)	(111,000)
Recoveries credited to allowance	5,000
Net losses charged to allowance	(17,000)	(111,000)
Provision (credit) charged to operations	10,000	(108,000)
Balance at the end of the period	$ 1,133,000	$ 1,140,000
Commercial real estate relationships
Risks related to family development loans
Number of relationships charged off	4